SoFi 50 ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Aerospace & Defense - 4.1%
The Boeing Co.	1,066	$224,617

Airlines - 9.0%
American Airlines Group, Inc.	6,669	94,233
Delta Air Lines, Inc.	5,669	228,177
Southwest Airlines Co.	1,652	76,554
United Airlines Holdings, Inc. (1)	1,995	89,875
		488,839
Apparel - 0.5%
Nike, Inc. - Class B	209	28,152

Auto Manufacturers - 10.9%
Ford Motor Co.	7,514	68,227
Tesla, Inc. (1)	919	521,624
		589,851
Banks - 1.8%
Bank of America Corp.	1,529	43,057
JPMorgan Chase & Co.	445	52,456
		95,513
Beverages - 0.8%
The Coca-Cola Co.	849	43,808

Biotechnology - 2.7%
Moderna, Inc. (1)	972	148,463

Commercial Services - 3.1%
PayPal Holdings, Inc. (1)	226	48,391
Square, Inc. - Class A (1)	565	119,193
		167,584
Computers - 7.2%
Apple, Inc.	3,281	390,603

Diversified Financial Services - 0.6%
Visa, Inc. - Class A	151	31,763

Food - 1.0%
Beyond Meat, Inc. (1)	405	56,659

Household Products & Wares - 0.2%
Cronos Group, Inc. (1)	1,242	10,992

Insurance - 1.8%
Berkshire Hathaway, Inc. - Class B (1)	418	95,684

Internet - 18.9%
Alibaba Group Holding Ltd. (1)	277	72,951
Alphabet, Inc. - Class A (1)	73	128,071
Amazon.com, Inc. (1)	117	370,661
Facebook, Inc. - Class A (1)	338	93,616
Netflix, Inc. (1)	199	97,649
Roku, Inc. - Class A (1)	135	39,632
Shopify, Inc. - Class A (1)	159	173,370
Uber Technologies, Inc. (1)	1,042	51,746
		1,027,696
Leisure Time - 3.2%
Carnival Corp.	5,420	108,292
Virgin Galactic Holdings, Inc. - Class A (1)	2,436	64,822
		173,114
Media - 4.3%
The Walt Disney Co.	1,593	235,780

Miscellaneous Manufacturers - 1.7%
3M Co.	128	22,109
General Electric Co.	6,871	69,947
		92,056
Oil & Gas - 1.7%
Exxon Mobil Corp.	2,433	92,770

Pharmaceuticals - 4.2%
AbbVie, Inc.	261	27,295
Aurora Cannabis, Inc. (1)	6,405	74,811
Canopy Growth Corp. (1)	1,255	36,144
Johnson & Johnson	222	32,119
Pfizer, Inc.	1,362	52,178
Viatris, Inc. (1)	168	2,826
		225,373
Retail - 4.1%
Costco Wholesale Corp.	150	58,765
McDonald’s Corp.	72	15,656
Starbucks Corp.	619	60,674
Target Corp.	160	28,725
Walmart, Inc.	386	58,977
		222,797

Semiconductors - 5.9%
Advanced Micro Devices, Inc. (1)	1,370	126,944
NVIDIA Corp.	361	193,518
		320,462
Software - 9.8%
Microsoft Corp.	1,079	230,982
Slack Technologies, Inc. - Class A (1)	2,680	114,918
Zoom Video Communications, Inc. - Class A (1)	389	186,082
		531,982
Telecommunications - 2.4%
AT&T, Inc.	3,596	103,385
Verizon Communications, Inc.	395	23,862
		127,247
Total Common Stocks
(Cost $4,615,077)		5,421,805

Short-Term Investments - 0.0% (2)
Money Market Funds - 0.0% (2)
First American Government Obligations Fund - Class X, 0.046% (3)	2,220	2,220
Total Short-Term Investments
(Cost $2,220)		2,220

Total Investments in Securities - 99.9%
(Cost $4,617,297)		5,424,025
Other Assets in Excess of Liabilities - 0.1%		2,937
Total Net Assets - 100.0%		$5,426,962

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2020.

Summary of Fair Value Exposure at November 30, 2020 (Unaudited)

The SoFi 50 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$5,421,805	$–	$–	$5,421,805
Short-Term Investments	2,220	–	–	2,220
Total Investments in Securities	$5,424,025	$–	$–	$5,424,025